PERPETUAL CARE TRUSTS - Additional Information (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) security	Sep. 30, 2018 USD ($) security	Sep. 30, 2019 USD ($) security	Sep. 30, 2018 USD ($) security	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($)
Debt Securities, Available-for-sale [Line Items]
Purchases of available for sale securities			$ 42,500,000	$ 56,400,000	$ 59,400,000	$ 86,000,000
Sales, maturities and paydowns of available for sale securities			28,100,000	49,400,000	51,100,000	69,200,000
Other than temporary impairments loss			$ 1,297,000	$ 7,449,000	$ 18,038,000
Other Than Temporarily Impaired Securities
Debt Securities, Available-for-sale [Line Items]
Number of securities that incurred other than temporary impairment losses | security	49	49	68	116	176
Trust assets, cost	$ 6,600,000	$ 40,000,000	$ 35,800,000	$ 158,000,000	$ 181,400,000
Trust assets, fair value	6,000,000	39,400,000	34,500,000	150,600,000	163,300,000
Other than temporary impairments loss	$ 600,000	$ 600,000	$ 1,300,000	$ 7,400,000	$ 18,100,000	$ 0